Capitalized software, net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Capitalized software, net
8. Capitalized software, net
Capitalized software, net is comprised of software licenses; the position and changes for the nine month period ended September 30, 2022, and 2021, are as follows:

Capitalized software	Cost	Amortization (i)	Total
At December 31, 2020	$43,193	$(19,750)	$23,443
Additions	117,127	(33,963)	83,164

At March 31, 2021	$160,320	$(53,713)	$106,607

Additions	115,369	(20,100)	95,269

At June 30, 2021	$275,689	$(73,813)	$201,876

Additions	2,557,840	(11,772)	2,546,068

At September 30, 2021	$2,833,529	$(85,585)	$2,747,944

At December 31, 2021	827,434	(127,681)	699,753
Legal entity separation-related adjustments (ii)	(827,434)	127,681	(699,753)

At January 1, 2022 and September 30, 2022	$—	$—	$—

(i)	The amortization effect is recorded in “General and administrative” in the unaudited condensed combined consolidated statements of income.

(ii)
As a result of the change in the
carve-out
methodology from management approach to legal entity approach, the capitalized software balance presented on December 31, 2021, is no longer presented in this unaudited condensed combined consolidated financial statement. The costs associated with software licenses used by the UAM Business will be charged by ERJ to Eve as part of the MSA and SSA. Refer to Note 3 for further information on the change in the carve-out
methodology.

Effective fiscal year 2022, the amortization of the intangible assets that are used by the ERJ’s teams to support Eve is being charged through the MSA and SSA.

7. Capitalized software, net
Capitalized software, net is comprised of software licenses; the position and changes for the years ended December 31, 2021 and 2020 are as follows:

Capitalized software	Cost	Amortization (i)	Total
At December 31, 2019	$26,699	$(10,694)	$16,005
Additions	16,494	(9,056)	7,438

At December 31, 2020	$43,193	$(19,750)	$23,443
Additions	784,241	(107,931)	676,310

At December 31, 2021	$827,434	$(127,681)	$699,753

(i)	The amortization effect is recorded in “General and administrative” in the combined statements of income.

For the existing Capitalized software, net balance as of December 31, 2021, Eve expects the amortization to be
as follows:

	2022	2023	2024	2025	2026
Amortization	(147,473)	(147,890)	(138,795)	(126,319)	(122,472)